Transfers of Financial Assets Not Qualifying for Derecognition	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Transfers of Financial Assets Not Qualifying for Derecognition

17. TRANSFERS OF FINANCIAL ASSETS NOT QUALIFYING FOR DERECOGNITION

The Santander UK group enters into transactions in the normal course of business by which it transfers recognised financial assets directly to third parties or to structured entities. These transfers may give rise to the full or partial derecognition of the financial assets concerned.

–	Full derecognition occurs when the Santander UK group transfers its contractual right to receive cash flows from the financial assets, or retains the right but assumes an obligation to pass on the cash flows from the asset, and transfers substantially all the risks and rewards of ownership. The risks include credit, interest rate, currency, prepayment and other price risks
–	Partial derecognition occurs when the Santander UK group sells or otherwise transfers financial assets in such a way that some but not substantially all of the risks and rewards of ownership are transferred but control is retained. These financial assets are recognised on the balance sheet to the extent of the Santander UK group’s continuing involvement. There are no assets subject to partial derecognition.

Financial assets that do not qualify for derecognition consist of (i) securities held by counterparties as collateral under repurchase agreements, (ii) securities lent under securities lending agreements, and (iii) loans that have been securitised under arrangements by which the Santander UK group retains a continuing involvement in such transferred assets.

As the substance of the sale and repurchase and securities lending transactions is secured borrowings, the asset collateral continues to be recognised in full and the related liability reflecting the Santander UK group’s obligation to repurchase the transferred assets for a fixed price at a future date is recognised in deposits from banks or customers, as appropriate. As a result of these transactions, the Santander UK group is unable to use, sell or pledge the transferred assets for the duration of the transaction. The Santander UK group remains exposed to interest rate risk and credit risk on these pledged instruments. The counterparty’s recourse is not limited to the transferred assets.

The Santander UK group securitisation transfers do not qualify for derecognition. The Santander UK group remains exposed to credit risks arising from the mortgage loans and has retained control of the transferred assets. Circumstances in which the Santander UK group has continuing involvement in the transferred assets may include retention of servicing rights over the transferred assets, entering into a derivative transaction with the securitisation vehicle, retaining an interest in the securitisation vehicle or providing a cash reserve fund. Where the Santander UK group has continuing involvement it continues to recognise the transferred assets to the extent of its continuing involvement and recognises an associated liability. The net carrying amount of the transferred assets and associated liabilities reflects the rights and obligations that the Santander UK group has retained.

The following table analyses the carrying amount of financial assets that did not qualify for derecognition and their associated financial liabilities:

	2017	2017	2016	2016
Nature of transaction	£m	£m	£m	£m
Sale and repurchase agreements	10,808	(7,734)	5,600	(3,831)
Securities lending agreements	302	(235)	244	(117)
Securitisations (See Notes 16 and 25)	12,847	(4,108)	15,066	(7,434)
	23,957	(12,077)	20,910	(11,382)